Customer and Supplier Concentrations	6 Months Ended
Mar. 31, 2026
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 12 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

Customer concentration

The Company had no significant customer during the six months ended March 31, 2026. There was two customers accounted for a significant portion of total accounts receivable as of March 31, 2026, which accounted for 12.61% and 10.67% of the Company’s total accounts receivable, respectively.

For the six months ended March 31, 2025, one customer accounted for 19.37% of total revenue. As of March 31, 2025, there was no customer which accounts receivable accounted for over 10% of the Company’s total accounts receivable.

The loss of our significant customers or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

Supplier concentration

For the six months ended March 31, 2026, two suppliers accounted for 12.63% and 11.01% of the Company’s total purchase. There were three suppliers that have significant concentration (over 10%) of total accounts payable as of March 31, 2026, which accounted for 17.27%, 14.71% and 13.01% of the Company’s total accounts payable.

For the six months ended March 31, 2025, three suppliers accounted for 22.88%, 11.97% and 10.35% of the Company’s total purchase. There were four suppliers that have significant concentration (over 10%) of total accounts payable as of March 31, 2025, which accounted for 30.79%, 15.72%, 11.78%, and 10.39% of the Company’s total accounts payable.

The Company believes there are numerous other suppliers that could be substituted should these suppliers become unavailable or non-competitive.